Other operating expenses, net	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other operating expenses, net

27.	Other operating expenses, net

Other operating income and expenses correspond to the effects of major or nonrecurring events occurred during the year that do not meet the definition for the other Statements of Income lines.

	2023	2022	2021

Tax installments and other tax risks	(25)	(141)	27
Restructuring expenses (i)	(374)	(315)	(263)
Gain on disposal of property and equipment(ii)	186	23	57
Others	-	(1)	11
Total	(213)	(434)	(168)
(i)	Amounts related to restructuring expenses in the Brazilian operations.
(ii)	Gain on disposal of property and equipment is mainly composed by two transactions. In June 2023, the Company entered into a Sale and Leaseback transaction, note nº 1.3 and in September 2023, the Company definitely sold the property located in Barra da Tijuca, Rio de Janeiro city, note 1.4.